Derivative Financial Instruments - Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	$ 25,338,324	$ (14,000,987)	$ (21,449,877)
Derivatives not designated as hedges [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(1,976,241)
Derivatives not designated as hedges [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(779,950)	(1,925,969)	1,387,177
Derivatives not designated as hedges [member] | Crude oil options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(3,771,604)
Derivatives not designated as hedges [member] | Currency Options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	5,255,931	(298,789)
Derivatives not designated as hedges [member] | Natural gas options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	673	(671)	4,786
Derivatives not designated as hedges [member] | Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	27,747,290	(11,633,605)	(21,358,898)
Derivatives not designated as hedges [member] | Natural gas swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	1,780	831	4,355
Derivatives not designated as hedges [member] | Propane swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives		(3,805)	(1,136,188)
Derivatives not designated as hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(34,306)	$ (138,979)	$ (351,109)
Derivatives not designated as hedges [member] | Others [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	$ (1,105,249)